CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Operations
Revenue
Operating expense
Research and development	139,819	45,381	363,785	231,013	309,503	281,218
General and administrative	434,923	223,832	1,599,338	1,347,063	1,588,719	1,037,289
Total operating expense	574,742	269,213	1,963,123	1,578,076	1,898,222	1,318,507
Loss from operations	(574,742)	(269,213)	(1,963,123)	(1,578,076)	(1,898,222)	(1,318,507)
Other income (expense)
Interest income	738	149	1,195	768	1,034
Interest expense	(20,775)	(2,819)	(56,641)	(2,819)	15,220
Accretion of debt discount	(256,667)	(30,753)	(675,077)	(30,753)	(165,481)
Total other income (expense)	(276,704)	(33,423)	(730,523)	(32,804)	(179,667)
Net loss	$ (851,446)	$ (302,636)	$ (2,693,646)	$ (1,610,880)	$ (2,077,889)	$ (1,318,507)
Basic and Diluted Loss per Common Share	$ (0.01)	$ (0.00)	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	75,123,280	69,955,847	73,837,107	69,695,772	69,772,485	67,233,254